Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
	RMB	RMB	RMB
Numerator:

Net (loss)/income attributable to JA Solar Holdings	(1,662,257)	(429,280)	423,771
Fair value of warrants in excess of net proceeds of equity offering	—	(44,396)	—
Allocation of net income to participating warrant holder	—	—	(77,174)
Numerator for basic (loss)/earnings per share	(1,662,257)	(473,676)	346,597
Dilutive effect of:
Add back allocation to participating warrant holder (1)			4,336
Excluding portion of fair value gain (2)			(16,716)
Numerator for diluted earnings per share	(1,662,257)	(473,676)	334,217
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	194,788,429	201,317,884	242,192,859
Dilutive effect of share options and RSUs*	—	—	363,633
Dilutive effect of warrants*	—	—	306,592
Denominator for diluted loss per share	194,788,429	201,317,884	242,863,084

Basic (loss)/earnings per share	(8.53)	(2.35)	1.43
Diluted (loss)/earnings per share	(8.53)	(2.35)	1.38

(1)	Net income has been adjusted to participating Series A-3 Warrant and Series B Warrant holder based on their respective rights to share in dividends in 2014.
(2)

The fair value gain represents the change in fair value of Series A-3 Warrant, which is deducted from income (numerator) in calculating diluted earnings per share. Series A-3 Warrant has dilutive effect as its exercise price of US$ 9.43 per ADS is less than average stock price during the period it was outstanding.

*. These potentially dilutive share options, RSUs and convertible notes totaling 5,628,371 in 2012 were not included in the calculation of dilutive earnings per share in 2012 because of their anti-dilutive effect.

* These potentially dilutive share options and RSUs totaling 3,433,109 in 2013 were not included in the calculation of dilutive earnings per share in 2013 because of their anti-dilutive effect.

* These potentially dilutive warrants 30,806,670 in 2013 were not included in the calculation of dilutive earnings per share in 2013 because of their anti-dilutive effect.

* These potentially dilutive share options and RSUs totaling 2,856,278 in 2014 were not included in the calculation of dilutive earnings per share in 2014 because of their anti-dilutive effect.

* These potentially dilutive warrants 52,569,971 in 2014 were not included in the calculation of dilutive earnings per share in 2014 because of their anti-dilutive effect. Series B Warrant is anti-dilutive as the exercise price of US$ 10. 90 per ADS is higher than average stock price during the year.